Note Payable Shareholder	12 Months Ended
Dec. 31, 2012
Note Payable Shareholder
Note payable shareholder

Note 5 – Note Payable Shareholder

Robert Goldstein, the owner of the Company, has loaned funds to the Company from time to time. These loans are evidenced by unsecured, non-interest bearing notes due on December 31, 2014. The amounts due to Mr. Goldstein are $328,848 and $156,117 as of December 31, 2012 and 2011, respectively.